CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Dividends per share	$ 1.28	$ 1.12	$ 0.96